Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2015
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets [Text Block]
4.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets comprise:

	As of March 31,
	2014	2015
	US$	US$
Prepaid expenses	513,348	482,149
Supplier advances	193,871	156,828
Rent deposits	39,434	20,125
Other advances and deposits	38,122	28,881
Loans to employees	48,927	50,370
Amount receivable on sale of investment (See Note 6)	152,447	461,545
Accrued interest	-	73,117
Total	986,149	1,273,015